Statements of Net Assets Available for Benefits - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 3,325,831,047	$ 2,942,487,062
Investments, at contract value	214,677,784	232,921,178
Total investments	3,540,508,831	3,175,408,240
Receivables
Notes receivable from participants	39,925,673	39,710,984
Participant contributions	3,296,362	3,146,600
Employer contributions	4,500,720	3,743,797
Dividends and interest	575,984	560,386
Due from brokers for securities sold	5,581,585	5,060,244
Total receivables	53,880,324	52,222,011
Total assets	3,594,389,155	3,227,630,251
Liabilities
Accrued expenses	423,765	499,133
Due to brokers for securities purchased	8,760,618	7,355,645
Total liabilities	9,184,383	7,854,778
Net assets available for benefits	$ 3,585,204,772	$ 3,219,775,473